TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS PAYABLE
TRADE ACCOUNTS PAYABLE

16)  TRADE ACCOUNTS PAYABLE

a)  Accounting policy

These are obligations to pay for goods, services or goods that were acquired in the normal course of business. They are initially recognized at fair value and subsequently measured at amortized cost using the effective tax rate method, if applicable.

b)  Breakdown

	12.31.20	12.31.19
Sundry suppliers (Opex, Capex, Services e Material)	5,741,208	5,958,280
Related parties (Note 28)	489,339	405,271
Amounts payable (operators, cobilling)	199,562	232,264
Interconnection / interlink	182,895	275,984
Total	6,613,004	6,871,799